Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions				7 Months Ended
		Aug. 11, 2020	Aug. 07, 2020	Dec. 31, 2020	Mar. 31, 2021
Initial Public Offering (Textual)
Sale of units			300,000,000
Sale of stock per share (in Dollars per share)			$ 10.00	$ 10.00
Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of units			30,000,000
Sale of stock per share (in Dollars per share)			$ 10.00
Initial public offering to purchase			4,125,000
Over Allotments [Member]
Initial Public Offering (Textual)
Sale of stock per share (in Dollars per share)		$ 10.00
Total gross proceeds (in Dollars)		$ 25.0		$ 300.0
Initial public offering to purchase		2,500,000	4,125,000
Offering price (in Dollars per share)		$ 10.00
Shares forfeited		406,250
Aggregate of initial public offering units		7,500,000
Sale of units				30,000,000
Class A common stock [Member]
Initial Public Offering (Textual)
Sale of stock per share (in Dollars per share)			$ 11.50
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Shares forfeited	[1]
Class A common stock [Member] | Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of units			27,500,000
Sale of stock per share (in Dollars per share)			$ 10.00
Total gross proceeds (in Dollars)			$ 275.0
Common stock, par value (in Dollars per share)			$ 0.0001
Shares issued price per share (in Dollars per share)			$ 11.50

[1]	Shares forfeited as a result of the partial exercise of the underwriters’ Over-Allotment Option so that the Founder Shares represent 20.0% of the Company’s issued and outstanding shares. The shares forfeited have been cancelled by the Company (see Note 4).